Basis of Presentation and Summary of Significant Accounting Policies (Details)	11 Months Ended
Dec. 31, 2021 USD ($) shares
Cash, FDIC Insured Amount | $	$ 250,000
Cash equivalents | $	$ 0
Class A Common stock
Common stock subject to possible redemption, outstanding	15,000,000
Aggregate purchase of stock	11,000,000
Class A Common stock | Initial public offering.
Common stock subject to possible redemption, outstanding	15,000,000
Class A Common Stock Subject to Redemption
Common stock subject to possible redemption, outstanding	15,000,000